Summary of Significant Accounting Policies - Change in estimate (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Video game terminals and equipment
Property, Plant and Equipment [Line Items]
Useful life				7 years
Service Life
Property, Plant and Equipment [Line Items]
Decrease in depreciation expense	$ (1,898)		$ (4,511)
Decrease in depreciation expense, net of tax	$ (1,533)		$ (3,687)
Decrease to loss per share (in dollars per share)	$ (0.02)		$ (0.05)
Service Life | Video game terminals and equipment
Property, Plant and Equipment [Line Items]
Useful life		10 years	10 years	7 years